Note 2 - Summary of Significant Accounting Policies 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Significant Accounting Policies [Text Block]

NOTE 2.  Summary of Significant Accounting Policies

Basis of Presentation, Liquidity and Going Concern – The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC assuming the Company will continue as a going concern.

The Company is a clinical-stage biotechnology company with no product sales. The Company’s primary source of financing is from the sale and issuance of common stock as well as funding from the Biomedical Advanced Research and Development Authority (“HHS BARDA”), a division of the Administration for Strategic Preparedness and Response (“ASPR”) within the United States (“U.S.”) Department of Health and Human Services. In the past, the Company has also financed its operations through the issuance of secured debt securities and preferred stock, proceeds from the exercise of warrants, and payments under collaboration and license agreements. As of March 31, 2026, the Company had cash, cash equivalents and short-term investments of $61.0 million. The Company’s cash, cash equivalents and investments are sufficient to fund the Company’s planned operations for at least the period of 12 months from the date the unaudited condensed consolidated financial statements are issued.

The Company will be dependent upon raising additional capital through placement of its common stock, notes or other securities, borrowings, or entering into a partnership with a strategic party in order to implement its business plan. There can be no assurance that the Company will be successful in raising additional capital.

Based on management’s current plan, the Company expects to have enough cash runway into the second quarter of 2027. The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

The condensed consolidated balance sheet as of December 31, 2025, included in this document, was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. Certain information and footnote disclosures normally included in consolidated financial statements have been condensed or omitted pursuant to these rules and regulations. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements and footnotes related thereto for the year ended December 31, 2025, included in the Company’s Annual Report on Form 10-K filed with the SEC on March 13, 2026 (the “Annual Report”). Unless noted below, there have been no material changes to the Company’s significant accounting policies described in Note 2 to the condensed consolidated financial statements included in the Annual Report. In the opinion of management, the unaudited condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary to present fairly the Company’s financial position and the results of its operations and cash flows. The results of operations for such interim periods are not necessarily indicative of the results to be expected for the full year or any future periods.

Basis of Consolidation – The unaudited condensed consolidated financial statements include the financial statements of Vaxart, Inc. and its subsidiaries. All significant transactions and balances between Vaxart, Inc. and its subsidiaries have been eliminated in consolidation.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities in the condensed consolidated financial statements and accompanying notes. Actual results and outcomes could differ from these estimates and assumptions.

Concentration of Credit Risk – Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, cash equivalents, available-for-sale investments and accounts receivable. The Company places its cash, cash equivalents and available-for-sale investments at financial institutions that the Company believes are of high credit quality. The Company is exposed to credit risk in the event of default by the financial institutions holding the cash and cash equivalents to the extent such amounts are in excess of the federally insured limits. Losses incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

The primary focus of the Company’s investment strategy is to preserve capital and meet liquidity requirements. The Company’s investment policy addresses the level of credit exposure by limiting the concentration in any one corporate issuer or sector and establishing a minimum allowable credit rating.

Revenue Recognition

Revenue from Government Contracts

Under firm fixed-price milestone contracts, the Company recognizes the firm fixed-price revenue as the milestones are substantially complete and the firm fixed-price for the milestone is earned (“firm fixed-price milestone”). Cash received in advance of the completion of a firm fixed-price milestone will be recorded as deferred revenue until the milestone has been substantially completed and earned.

Under cost reimbursable contracts, the Company recognizes revenue as allowable costs are incurred and the fixed fee is earned (“cost-plus-fixed-fee”). Reimbursable costs under the contract primarily include direct labor, subcontract costs, materials, equipment, travel, and approved overhead and indirect costs. Fixed fees under cost reimbursable contracts are earned in proportion to the allowable costs incurred in performance of the work relative to total estimated contract costs, with such costs incurred representing a reasonable measurement of the proportional performance of the work completed, as detailed in Note 5.

Payments to the Company under cost reimbursable contracts are provisional payments subject to adjustment upon annual audit by the government. The Company believes that revenue for periods not yet audited has been recorded in amounts that are expected to be realized upon final audit and settlement. When the final determination of the allowable costs for any year has been made, revenue and billings  may be adjusted accordingly in the period that the adjustment is known.

Revenue from the 2025 License and Collaboration Agreement

The Company enters into license and collaboration agreements that may include the grant of licenses to intellectual property, research and development services, participation on joint governance committees, and manufacturing technology transfer. The terms of such arrangements may include non-refundable upfront payments, development and regulatory milestone payments, sales-based milestone payments, royalties on future product sales, and other contingent payments.

The Company accounts for its license and collaboration agreements in accordance with ASC 606, Revenue from Contracts with Customers. Under ASC 606, the Company identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to the identified performance obligations based on their relative standalone selling prices, and recognizes revenue when, or as, the performance obligations are satisfied.

Performance obligations under these arrangements may include licenses to intellectual property and research and development services. The Company evaluates whether licenses are distinct from other promised services and whether they represent functional intellectual property that provides a right to use intellectual property as it exists at a point in time or symbolic intellectual property that provides a right to access intellectual property over time. Licenses determined to be functional intellectual property are recognized at a point in time when control transfers to the customer. Research and development services are generally recognized over time as the services are performed.

The transaction price may include fixed consideration, such as upfront payments, and variable consideration, such as milestone payments and royalties. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Milestone payments that are not subject to the sales-based royalty exception are evaluated under the variable consideration constraint and recognized when the associated uncertainty is resolved. Sales-based milestone payments and royalties are recognized as revenue when the underlying sales occur.

For performance obligations satisfied over time, the Company measures progress using an input method based on costs incurred relative to total estimated costs to complete the performance obligation. Estimates of total costs are reassessed at each reporting period, and adjustments to revenue are recorded as a cumulative catch-up if estimates change.

Recently Adopted Accounting Pronouncements

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets, which introduces a practical expedient and an accounting policy election for certain entities in estimating expected credit losses for current accounts receivable and current contract assets arising from transactions within the scope of ASC 606, Revenue from Contracts with Customers. The Company adopted ASU 2025-05 effective January 1, 2026 on a prospective basis and elected the practical expedient. The adoption did not have a material effect on the Company's consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires new disclosures to disaggregate prescribed natural expenses underlying any income statement caption. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently assessing the impact ASU 2024-03 will have on the consolidated financial statement disclosures.

In December 2025, the FASB issued ASU 2025-10, Accounting for Government Grants Received by Business Entities, which adds guidance to ASC 832 on the recognition, measurement, and presentation of government grants received by business entities. ASU 2025-10 is effective for the Company in annual periods beginning after December 15, 2028, including interim periods within those fiscal years, with early adoption permitted. The guidance can be applied on a modified prospective, modified retrospective, or full retrospective basis. The Company is currently assessing the impact of ASU 2025-10 on its consolidated financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the guidance in Topic 270 to improve the consistency of interim financial reporting. The ASU provides a comprehensive list of required interim disclosures and introduces a disclosure principle requiring entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. The Company is currently assessing the impact ASU 2025-11 will have on the consolidated financial statement disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which updates the Codification for a broad range of topics arising from technical corrections, unintended application of the Codification, clarifications, and other minor improvements. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual reporting periods, with early adoption permitted on an issue-by-issue basis. ASU 2025-12 is not expected to have a material effect on the Company's consolidated financial statements.

NOTE 2.  Summary of Significant Accounting Policies

Basis of Presentation, Liquidity and Going Concern – The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC assuming the Company will continue as a going concern.

The Company is a clinical-stage biotechnology company with no product sales. Its primary source of financing is from the sale and issuance of common stock in public offerings as well as funding from the Biomedical Advanced Research and Development Authority (“HHS BARDA”), a division of the Administration for Strategic Preparedness and Response (“ASPR”) within the United States (“U.S.”) Department of Health and Human Services. In the past, we have also obtained funds from the issuance of common stock warrants, secured debt and preferred stock and from collaboration agreements. As of December 31, 2025, the Company had cash, cash equivalents and short-term investments of $63.8 million. The Company’s cash, cash equivalents and investments are sufficient to fund the Company’s planned operations for at least the period of 12 months from the date the consolidated financial statements are issued.

The Company will be dependent upon raising additional capital through placement of its common stock, notes or other securities, borrowings, or entering into a partnership with a strategic party in order to implement its business plan. There can be no assurance that the Company will be successful raising additional capital in order to continue as a going concern.

Based on management’s current plan, including updated assumptions around the continued execution under the 2024 ATI-RRPV Contract, and considering events occurring after the balance-sheet date, the Company reassessed its liquidity and going-concern evaluation. On November 4, 2025, the Company entered into (i) an Exclusive License and Collaboration Agreement (the “2025 License and Collaboration Agreement”) and (ii) a Securities Purchase Agreement (“2025 Securities Purchase Agreement”) with Dynavax Technologies Corporation (“Dynavax”). Per the 2025 License and Collaboration Agreement, the Company granted Dynavax an exclusive, worldwide license to develop and commercialize its investigational oral COVID-19 vaccine candidate. Dynavax agreed to pay the Company an up-front license fee of $25.0 million and, pursuant to the 2025 Securities Purchase Agreement, to purchase $5.0 million of the Company’s common stock at $0.45 per share. The Company received a total of approximately $30.0 million from these transactions. Together with the Company’s updated operating plan and ongoing cost-management initiatives, these proceeds extend the Company’s cash runway into the second quarter of 2027. Accordingly, management concluded that the conditions and events that previously raised substantial doubt about the Company’s ability to continue as a going concern have been alleviated. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

These consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Basis of Consolidation – The consolidated financial statements include the financial statements of Vaxart, Inc. and its subsidiaries. All significant transactions and balances between Vaxart, Inc. and its subsidiaries have been eliminated in consolidation.

Use of Estimates – The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets, liabilities (including accrued clinical and manufacturing accruals described within this Note 2), revenues and expenses and disclosure of contingent assets and liabilities in the consolidated financial statements and accompanying notes. Actual results and outcomes could differ from these estimates and assumptions.

Foreign Currencies – Foreign exchange gains and losses for assets and liabilities of the Company’s non-U.S. subsidiaries for which the functional currency is the U.S. dollar are recorded in foreign exchange gain or loss, net within other income and (expenses) in the Company’s consolidated statements of operations and comprehensive income (loss). The Company has no subsidiaries for which the local currency is the functional currency.

Cash and Cash Equivalents – The Company considers all highly liquid debt investments with an original maturity of three months or less when purchased to be cash equivalents. Cash equivalents, which may consist of amounts invested in money market funds, corporate bonds and commercial paper, are stated at fair value.

Short-term Investments – Excess cash balances may be invested in marketable debt securities. All marketable debt securities that are readily convertible to known amounts of cash with stated maturities greater than three months when purchased are classified as investments.

The Company determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such designation at each balance sheet date. Marketable debt securities are classified and accounted for as available-for-sale. The Company does not generally intend to sell the investments and it is more likely than not that the investments will not be required to be sold before recovery of the amortized cost bases, which may be at maturity.

Marketable debt securities are carried at fair value and unrealized gains and losses, net of taxes, are reported as a component of stockholders’ equity. Any realized gains or losses on the sale of marketable debt securities are determined on a specific identification method, and such gains and losses are recorded as a component of other income (expense). Available-for-sale investments are classified as either current or non-current assets based on each instrument’s underlying effective maturity date and whether the Company has the intent and ability to hold the investment for a period of greater than 12 months. Marketable debt securities with remaining maturities of 12 months or less are classified as current and are reported as short-term investments in the consolidated balance sheets. Marketable debt securities with remaining maturities of more than 12 months for which the Company has the intent and ability to hold the investment for more than 12 months are classified as non-current and are included in long-term investments in the consolidated balance sheets.

The Company excludes the applicable accrued interest from both the fair value and amortized cost basis of marketable debt securities for purposes of identifying and measuring an impairment. Accrued interest receivable on marketable debt securities is recorded within prepaid expenses and other current assets on the balance sheets. The Company’s accounting policy is to not measure an allowance for credit loss for accrued interest receivable and to write-off any uncollectible accrued interest receivable as a reversal of interest income in a timely manner, which is considered to be in the period in which it is determined the accrued interest will not be collected.

At each reporting date, the Company evaluates marketable debt securities with unrealized losses to determine whether such losses, if any, are due to credit-related factors. The Company records an allowance for credit losses when unrealized losses are due to credit-related factors. The Company evaluates, among other factors, whether the Company has the intention to sell any of its investments and whether it is more likely than not that the Company will be required to sell any of them before recovery of the amortized cost basis. Neither of these criteria were met in any period presented. In addition, the Company invests in marketable debt securities with high credit ratings that are classified in Level 1 and 2 of the fair value hierarchy and it has received and expects to continue to receive interest and principal payments as the investments become due. Based on this evaluation, as of December 31, 2025 and 2024, the Company determined that unrealized losses of its marketable debt securities were primarily attributable to changes in interest rates and other non-credit related factors. As such, no allowance for credit losses were recorded for the years ended December 31, 2025 and 2024.

Concentration of Credit Risk – Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, cash equivalents, available-for-sale investments and accounts receivable. The Company places its cash, cash equivalents and available-for-sale investments at financial institutions that the Company believes are of high credit quality. The Company is exposed to credit risk in the event of default by the financial institutions holding the cash and cash equivalents to the extent such amounts are in excess of the federally insured limits. Losses incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

The primary focus of the Company’s investment strategy is to preserve capital and meet liquidity requirements. The Company’s investment policy addresses the level of credit exposure by limiting the concentration in any one corporate issuer or sector and establishing a minimum allowable credit rating.

Accounts Receivable and Unbilled Receivable from Government Contracts – Accounts receivable consists of government contract receivables from HHS BARDA for allowable cost-plus-fixed-fees and firm fixed-price, and royalty revenue receivable for sales, net of estimated returns, of Inavir and are reported at amounts expected to be collected in future periods. Unbilled receivable from government contracts consists of government revenue from HHS BARDA, which was earned and not yet billed. An allowance for expected credit losses over the life of the receivables is reserved for based on a combination of historical experience, aging analysis, current economic trends and information on specific accounts, with related amounts recorded as a reserve against revenue recognized. The reserve is re-evaluated on a regular basis and adjusted as needed. Once a receivable is deemed to be uncollectible, such balance is charged against the reserve. The Company has provided no allowance for credit losses as of December 31, 2025 and 2024.

Accounts receivable and unbilled receivable from government contracts are subject to concentration risk whenever a customer has a balance that meets or exceeds 10% of the Company's total accounts receivable balance or has a balance that meets or exceeds 10% of the Company's total unbilled receivable balance. As of December 31, 2025, HHS BARDA represented 98% of the Company's total accounts receivable balance and 100% of the Company's total unbilled receivable balance. As of December 31, 2024, Daiichi Sankyo represented 52% of the Company's total accounts receivable balance, HHS BARDA represented 48% of the Company's total accounts receivable balance and HHS BARDA represented 100% of the Company's total unbilled receivable balance.

Prepaid Expenses and Prepaid Clinical Services, Long-Term – Prepaid expenses and prepaid clinical services, long-term consist of amounts paid in advance for services to be received in future periods and are recorded as assets when paid. Prepaid expenses are expensed when such amounts are utilized against costs from a specific vendor. Prepaid expenses are presented as short term (in prepaid expenses and other current assets) or long term (in prepaid clinical services, long-term) depending on whether such assets are expected to be utilized within one year. In circumstances where the vendor needs to approve that prepaid expenses can be applied (such as by issuing a credit memo), the Company will continue to classify such expenses as long term (in prepaid clinical services, long-term).

Property and Equipment – Property and equipment is carried at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets. Depreciation begins at the time the asset is placed in service. Maintenance and repairs are charged to operations as incurred. Upon sale or retirement of assets, the cost and related accumulated depreciation are removed from the consolidated balance sheets and the resulting gain or loss is reflected in other income and (expenses) in the period realized.

The useful lives of the property and equipment are as follows:

Laboratory equipment (in years)	5
Office and computer equipment (in years)	3
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Goodwill and Other Intangible Assets – Goodwill, which represents the excess of the purchase price over the fair value of assets acquired, is not amortized. Intangible assets comprise developed technology and intellectual property. Intangible assets are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over useful life of 11.75 years for developed technology and 20 years for intellectual property.

Impairment of Long-Lived Assets – The Company reviews its long-lived assets, including property and equipment, goodwill and intangible assets with finite lives, for impairment in the fourth quarter of each year, and more frequently whenever events or changes in circumstances indicate the carrying amount of these assets may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate over its remaining life. When indications of impairment are present and the estimated undiscounted future cash flows from the use of these assets are less than the assets’ carrying value, the related assets will be written down to fair value. The Company assessed its developed technology as not impaired in the years ended December 31, 2025 and 2024 (see Note 4).

Accrued Clinical and Manufacturing Expenses – The Company accrues for estimated costs of research and development activities conducted by third-party service providers, which include the conduct of preclinical studies and clinical trials, and contract manufacturing activities. The Company records the estimated costs of research and development activities based upon the estimated amount of services provided and includes the costs incurred but not yet invoiced within other accrued liabilities in the consolidated balance sheets and within research and development expense in the consolidated statements of operations and comprehensive income (loss). These costs can be a significant component of the Company’s research and development expenses.

The Company estimates the amount of services provided through discussions with internal personnel and external service providers as to the progress or stage of completion of the services and the agreed-upon fee to be paid for such services. The Company makes significant judgments and estimates in determining the accrued balance in each reporting period. As actual costs become known, it adjusts its accrued estimates. Although the Company does not expect its estimates to be materially different from amounts actually incurred, its understanding of the status and timing of services performed, the number of subjects enrolled, and the rate of enrollment may vary from its estimates and could result in the Company reporting amounts that are too high or too low in any particular period. The Company’s accrued expenses are dependent, in part, upon the receipt of timely and accurate reporting from contract research organizations and other third-party service providers. To date, the Company has not experienced any material differences between accrued costs and actual costs incurred.

Leases – The Company records operating leases as right-of-use assets and operating lease liabilities in its consolidated balance sheets for all operating leases with terms exceeding one year. Right-of-use assets represent the right to use an underlying asset for the lease term, including extension options considered reasonably certain to be exercised, and operating lease liabilities to make lease payments. Right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease term. To the extent that lease agreements do not provide an implicit rate, the Company uses its incremental borrowing rate based on information available at the lease commencement date to determine the present value of lease payments. We account for lease modifications that are not separate leases by remeasuring the lease liability at the effective date of modification using updated lease terms and discount rates, with a corresponding adjustment to right-of-use assets. The expense for operating lease payments is recognized on a straight-line basis over the lease term and is included in operating expenses in the Company’s consolidated statement of operations and comprehensive income (loss). The Company has elected to not separate lease and non-lease components of facilities leases, whereas non-lease components of equipment leases are accounted for separately from lease components.

Revenue Recognition – The Company recognizes revenue when it transfers control of promised goods or services to its customers, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To determine revenue recognition, the Company performs the following five steps:

(i)	identification of the promised goods or services in the contract;

(ii)	determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;

(iii)	measurement of the transaction price, including the constraint on variable consideration;

(iv)	allocation of the transaction price to the performance obligations based on estimated selling prices; and

(v)

recognition of revenue when (or as) the Company satisfies each performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account.

Revenue from royalties earned as a percentage of end-user sales, including milestone payments based on achieving a specified level of sales, where a license is deemed to be the predominant item to which the royalties relate, is recognized as revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied), as required under the sales- and usage-based royalty exception.

Revenue from contracts with customers is recognized ratably, based on costs incurred, as the Company provides promised services to its customers in amounts that reflect the consideration that the Company expects to receive for those services.

The accounting for license and collaboration agreements requires significant judgment due to the complexity of the contractual terms and the application of revenue recognition guidance. In particular, the Company is required to evaluate whether performance obligations are satisfied over time or at a point in time and to determine the appropriate measure of progress for performance obligations satisfied over time. Estimating total expected inputs involves significant judgment and requires the Company to make assumptions regarding the scope of work, expected costs, and other factors that may not be fully known at contract inception. These estimates are reviewed and updated on a periodic basis as additional information becomes available. Changes in estimates of total expected inputs or changes in the assessment of the timing of satisfaction of performance obligations may result in cumulative catch-up adjustments to revenue in the period in which the changes are identified, which could be material to the Company’s consolidated financial statements.

Revenue from Government Contracts

Under firm fixed-price milestone contracts, the Company recognizes the firm fixed-price revenue as the milestones are substantially complete and the firm fixed-price for the milestone is earned (“firm fixed-price milestone”). Cash received in advance of the completion of a firm fixed-price milestone will be recorded as deferred revenue until the milestone has been substantially completed and earned.

Under cost reimbursable contracts, the Company recognizes revenue as allowable costs are incurred and the fixed fee is earned (“cost-plus-fixed-fee”). Reimbursable costs under the contract primarily include direct labor, subcontract costs, materials, equipment, travel, and approved overhead and indirect costs. Fixed fees under cost reimbursable contracts are earned in proportion to the allowable costs incurred in performance of the work relative to total estimated contract costs, with such costs incurred representing a reasonable measurement of the proportional performance of the work completed, as detailed in Note 5.

Payments to the Company under cost reimbursable contracts are provisional payments subject to adjustment upon annual audit by the government. The Company believes that revenue for periods not yet audited has been recorded in amounts that are expected to be realized upon final audit and settlement. When the final determination of the allowable costs for any year has been made, revenue and billings  may be adjusted accordingly in the period that the adjustment is known.

Revenue from the 2025 License and Collaboration Agreement

The Company enters into license and collaboration agreements that may include the grant of licenses to intellectual property, research and development services, participation on joint governance committees, and manufacturing technology transfer. The terms of such arrangements may include non-refundable upfront payments, development and regulatory milestone payments, sales-based milestone payments, royalties on future product sales, and other contingent payments.

The Company accounts for its license and collaboration agreements in accordance with ASC 606, Revenue from Contracts with Customers. Under ASC 606, the Company identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to the identified performance obligations based on their relative standalone selling prices, and recognizes revenue when, or as, the performance obligations are satisfied.

Performance obligations under these arrangements may include licenses to intellectual property and research and development services. The Company evaluates whether licenses are distinct from other promised services and whether they represent functional intellectual property that provides a right to use intellectual property as it exists at a point in time or symbolic intellectual property that provides a right to access intellectual property over time. Licenses determined to be functional intellectual property are recognized at a point in time when control transfers to the customer. Research and development services are generally recognized over time as the services are performed.

The transaction price may include fixed consideration, such as upfront payments, and variable consideration, such as milestone payments and royalties. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Milestone payments that are not subject to the sales-based royalty exception are evaluated under the variable consideration constraint and recognized when the associated uncertainty is resolved. Sales-based milestone payments and royalties are recognized as revenue when the underlying sales occur.

For performance obligations satisfied over time, the Company measures progress using an input method based on costs incurred relative to total estimated costs to complete the performance obligation. Estimates of total costs are reassessed at each reporting period, and adjustments to revenue are recorded as a cumulative catch-up if estimates change.

Research and Development Costs – Research and development costs are expensed as incurred. Research and development costs consist primarily of salaries and benefits, stock-based compensation, consultant fees, third-party costs for conducting clinical trials and the manufacture of clinical trial materials, certain facility costs and other costs associated with clinical trials. Payments made to other entities are under agreements that are generally cancelable by the Company. Advance payments for research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related services are performed.

For the year ended December 31, 2025, one clinical research organization (“CRO”) and one analytical testing vendor collectively represented 76% of the Company's total research and development costs. For the year ended December 31, 2024, one CRO represented 18% of the Company's total research and development costs.

Stock-Based Compensation – Stock-based compensation arrangements include stock option grants and restricted stock units (“RSU”s) awards under our equity incentive plans, as well as shares issued under our Employee Stock Purchase Plan (“ESPP”), through which employees may purchase our common stock at a discount to the market price. Stock-based compensation is measured at the grant date for all stock-based awards made to employees and non-employees based on the fair value of the awards, net of estimated forfeitures. Compensation expense for purchases under the ESPP is recognized based on the fair value of the award on the date of offering. The fair value of these awards is estimated using the Black-Scholes valuation model. The expected term of each option is estimated by taking the arithmetic average of its original contractual term and its average vesting term.

Net Income (Loss) Per Share – Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period, without consideration of potential common shares.

Diluted net income (loss) per common share is computed giving effect to all potential dilutive common shares, comprising common stock issuable upon exercise of stock options, warrants, RSUs and ESPP. The Company uses the treasury-stock method to compute diluted income (loss) per share with respect to its stock options, warrants, RSUs and ESPP. For purposes of this calculation, options, warrants, RSUs and ESPP plan grants to purchase common stock are considered to be potential common shares and are only included in the calculation of diluted net income per share when their effect is dilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

Reclassifications – Prior year data is subject to reclassification to conform to current year presentation. No reclassifications were made for the years ended December 31, 2025 and 2024.

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the annual income tax disclosures for the effective tax rate reconciliation and income taxes paid. ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted. Income taxes information regarding the annual effective tax rate is now to be disclosed in a newly designed and expanded tabular format with mandatory prescriptive captions. Income tax payments, net of refunds received, will now be disclosed in the income tax footnotes, the disclosure of which would need to agree with the longstanding disclosure in the cash flow statement; and will be disaggregated by federal, states, and foreign jurisdictions and by “significant” jurisdictions within “states” and “foreign.” Companies can adopt the new requirements prospectively without revisions of comparative period disclosures but the income tax footnote disclosures in the year of adoption would not be comparable (2025 disclosures would follow the new requirements of ASU 2023-09, while the comparative-period disclosures of 2024 would follow the current disclosure requirements in ASC 740-50, Income Taxes–Disclosure, and related SEC requirements). To maintain comparability, retroactive application to comparative-period disclosures is allowed. The Company adopted ASU 2023-09 on a prospective basis during the year ended December 31, 2025, with no material impact on its consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires new disclosures to disaggregate prescribed natural expenses underlying any income statement caption. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently assessing the impact ASU 2024-03 will have on the consolidated financial statement disclosures.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets, introducing a practical expedient and an accounting policy election for certain entities in estimating expected credit losses for current accounts receivable and current contract assets arising from transactions within the scope of ASC 606, Revenue from Contracts with Customers. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing forecasts. ASU 2025-05 is effective for the Company beginning in the first quarter of 2026, with early adoption permitted, and should be applied prospectively. The Company is currently assessing the impact of the new guidance on its consolidated financial statement disclosures; however, no material effect is expected based on the current nature of the Company’s receivables and contract assets.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the guidance in Topic 270 to improve the consistency of interim financial reporting. The ASU provides a comprehensive list of required interim disclosures and introduces a disclosure principle requiring entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. The Company is currently assessing the impact ASU 2025-11 will have on the consolidated financial statement disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which updates the Codification for a broad range of topics arising from technical corrections, unintended application of the Codification, clarifications, and other minor improvements. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual reporting periods, with early adoption permitted on an issue-by-issue basis. ASU 2025-12 is not expected to have a material effect on the Company's consolidated financial statements.